ROPES & GRAY LLP 3 EMBARCADERO CTR SAN FRANCISCO, CA 94111 WWW.ROPESGRAY.COM

Gregory Davis T +1 415 315 6327 gregory.davis@ropesgray.com

August 9, 2023

BY EDGAR

Securities and Exchange Commission 100 F Street, N.E. Washington, D.C. 20549

Re: Stone Ridge Trust (Registration No. 333-184477 and 811-22761)

Ladies and Gentlemen:

Transmitted herewith for filing by means of electronic submission on behalf of Stone Ridge Trust (the “Trust”) pursuant to the Securities Act of 1933, as amended (the “Securities Act”) and the Investment Company Act of 1940, as amended (the “1940 Act”), is Post-Effective Amendment No. 86 to the Trust’s Registration Statement under the Securities Act and Amendment No. 88 to the Trust’s Registration Statement under the 1940 Act (“Amendment No. 86/88”).

Amendment No. 86/88 is being filed principally for registering common shares of the Funds, each a new series of the Trust. It is intended that this Amendment No. 86/88 become effective 75 days after filing pursuant to paragraph (a)(2) of Rule 485 under the Securities Act.

If you have any questions or need any clarification concerning the foregoing or this transmission, please call the undersigned at (415)-315-6327.

Very truly yours,

/s/ Gregory C. Davis
Gregory C. Davis

Enclosures

Cc: Elizabeth J. Reza
Charles L. Nail
Lauren D. Macioce